SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (81.47%)
AEROSPACE/DEFENSE (1.29%)
BAE Systems PLC, Sr. Unsec. Notes, 5.500%, 03/26/54, 144A(b)	Baa1/BBB+	$ 200	$ 196,591
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa3/BBB-	463	419,191
Boeing Co., Sr. Unsec. Notes, 6.858%, 05/01/54, 144A(b)	Baa3/BBB-	272	280,423
Northrop Grumman Corp., Sr. Unsec. Notes, 7.750%, 06/01/29	Baa1/BBB+	500	546,639
Rolls-Royce PLC, Co. Gty., 5.750%, 10/15/27, 144A(b)	Ba1/BBB-	369	370,851
RTX Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/BBB+	700	526,136
TransDigm, Inc., Sr. Sec. Notes, 6.750%, 08/15/28, 144A(b)	Ba3/BB-	90	91,099
			2,430,930
AGRICULTURE (0.58%)
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	324,223
BAT Capital Corp., Co. Gty., 6.343%, 08/02/30(b)	Baa2/BBB+	197	205,604
BAT Capital Corp., Co. Gty., 7.081%, 08/02/53(b)	Baa2/BBB+	70	74,774
Philip Morris International, Inc., Sr. Unsec. Notes, 2.100%, 05/01/30(b)	A2/A-	580	491,571
			1,096,172
AIRLINES (3.28%)
Air Canada, Sr. Sec. Notes, 3.875%, 08/15/26, 144A(b)	Ba1/BBB-	246	234,551
Air Canada Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	NA/AA-	159	157,045
American Airlines Group, Inc. Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	A1/NA	730	689,188
American Airlines Group, Inc. Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	A1/NA	1,072	986,960
American Airlines Group, Inc. Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	A2/AA-	637	568,420
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba1/NA	236	233,857
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba1/NA	162	157,716
British Airways PLC Pass Through Certs., Series 2020-1, Class A, 4.250%, 11/15/32, 144A	NA/A	96	89,877
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	60	59,272
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	203,637
JetBlue Airways Corp. Pass Through Certs., Series 2020-1, Class A, 4.000%, 11/15/32	A3/NA	828	775,092
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BB+	65	62,788
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BB+	318	296,093
United Airlines, Inc. Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Ba1/NA	441	431,541
United Airlines, Inc. Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	Aa3/NA	332	310,784
United Airlines, Inc. Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A1/NA	883	764,562
United Airlines, Inc. Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	Aa3/A+	139	139,236
			6,160,619
AUTO MANUFACTURERS (2.38%)
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba1/BBB-	1,000	1,141,913
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.300%, 02/10/25(b)	Ba1/BBB-	1,199	1,172,293
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.800%, 03/05/27(b)	Ba1/BBB-	276	276,046
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.122%, 11/07/33(b)	Ba1/BBB-	200	211,833
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa2/BBB	1,027	923,391
Stellantis Finance US, Inc., Co. Gty., 2.691%, 09/15/31, 144A(b)	Baa1/BBB+	221	182,788
Volkswagen Group of America Finance LLC, Co. Gty., 6.450%, 11/16/30, 144A(b)	A3/BBB+	530	556,317
			4,464,581
BANKS (14.76%)
Banco Santander SA, Sr. Preferred Notes, 5.588%, 08/08/28	A2/A+	600	605,854
Bank of America Corp., Sr. Unsec. Notes, (SOFRRATE + 1.330%), 2.972%, 02/04/33(b),(c)	A1/A-	2,655	2,250,501
Bank of America Corp., Sr. Unsec. Notes, (SOFRRATE + 1.650%), 5.468%, 01/23/35(b),(c)	A1/A-	106	106,158
Barclays PLC, Sr. Unsec. Notes, (SOFRRATE + 2.420%), 6.036%, 03/12/55(b),(c)	Baa1/BBB+	200	203,664
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 3.597%), 4.000%, 12/10/25(b),(c),(d)	Ba1/BB+	384	367,770
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	87,745
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.600%), 3.980%, 03/20/30(b),(c)	A3/BBB+	500	472,270
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.825%), 3.887%, 01/10/28(b),(c)	A3/BBB+	2,402	2,318,976
Citigroup, Inc., Sub. Notes, 4.600%, 03/09/26	Baa2/BBB	988	972,105
Citigroup, Inc., Sub. Notes, 5.300%, 05/06/44	Baa2/BBB	926	865,597
Citizens Bank NA, Sr. Unsec. Notes, (SOFRRATE + 1.450%), 6.064%, 10/24/25(b),(c)	Baa1/A-	500	499,720
Citizens Financial Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.010%), 5.841%, 01/23/30(b),(c)	Baa1/BBB+	137	136,631
Citizens Financial Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.325%), 6.645%, 04/25/35(b),(c)	Baa1/BBB+	118	122,209
Credit Agricole SA, Sub. Notes, (USD 5 yr. Swap Semi 30/360 US + 1.644%), 4.000%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	951,699
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.552%), 5.851%, 04/25/35(b),(c)	A2/BBB+	900	923,801
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.725%), 4.482%, 08/23/28(b),(c)	A2/BBB+	703	686,963
HSBC Capital Funding Dollar 1 LP, Co. Gty., (3M LIBOR + 4.980%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa3/BB+	2,180	2,632,394
ING Groep NV, Sr. Unsec. Notes, (SOFRRATE + 1.640%), 3.869%, 03/28/26(b),(c)	Baa1/A-	782	770,662
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.490%), 5.766%, 04/22/35(b),(c)	A1/A-	277	284,788
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.845%), 5.350%, 06/01/34(b),(c)	A1/A-	400	398,840
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
BANKS (Continued)
Morgan Stanley, Sr. Unsec. Notes, (SOFRRATE + 1.580%), 5.831%, 04/19/35(b),(c)	A1/A-	$ 911	$ 935,828
PNC Financial Services Group, Inc., Jr. Sub. Notes, (TSFR3M + 3.562%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	730,143
PNC Financial Services Group, Inc., Sr. Unsec. Notes, (SOFRINDX + 1.730%), 6.615%, 10/20/27(b),(c)	A3/A-	277	283,716
Royal Bank of Canada, Jr. Sub. Notes, (H15T5Y + 2.887%), 7.500%, 05/02/84(b),(c)	Baa2/BBB	1,800	1,856,419
Santander Holdings USA, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.356%), 6.499%, 03/09/29(b),(c)	Baa2/BBB+	134	136,548
Societe Generale SA, Sr. Non-Preferred Notes, (H15T1Y + 2.100%), 6.066%, 01/19/35, 144A(b),(c)	Baa2/BBB	650	644,672
State Street Corp., Jr. Sub. Notes, (H15T5Y + 2.613%), 6.700%, 03/15/29(b),(c),(d)	Baa1/BBB	371	373,284
Synchrony Bank, Sr. Unsec. Notes, 5.400%, 08/22/25(b)	NA/BBB	305	302,707
Toronto-Dominion Bank, Jr. Sub. Notes, (H15T5Y + 2.977%), 7.250%, 07/31/84(b),(c)	Baa1/NA	460	458,850
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 4.800%, 09/01/24(b),(c),(d)	Baa3/BBB-	1,136	1,116,105
Truist Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.361%), 5.867%, 06/08/34(b),(c)	Baa1/A-	111	112,050
Truist Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.446%), 7.161%, 10/30/29(b),(c)	Baa1/A-	149	158,288
UBS AG, Sr. Unsec. Notes, (SOFRINDX + 1.260%), 6.623%, 02/21/25(e)	Aa2/A+	1,250	1,256,808
UBS Group AG, Sr. Unsec. Notes, (H15T1Y + 1.770%), 5.699%, 02/08/35, 144A(b),(c)	A3/A-	266	266,321
UBS Group AG, Sr. Unsec. Notes, (SOFRRATE + 1.560%), 2.593%, 09/11/25, 144A(b),(c)	A3/A-	1,242	1,233,759
US Bancorp, Sr. Unsec. Notes, (SOFRRATE + 1.860%), 5.678%, 01/23/35(b),(c)	A3/A	305	306,795
US Bancorp, Sr. Unsec. Notes, (SOFRRATE + 2.260%), 5.836%, 06/12/34(b),(c)	A3/A	161	163,485
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	1,162	1,111,872
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.750%), 2.668%, 11/15/35(b),(c)	A3/A-	753	622,567
			27,728,564
BEVERAGES (0.33%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	A3/A-	645	616,448

BIOTECHNOLOGY (0.74%)
Amgen, Inc., Sr. Unsec. Notes, 5.250%, 03/02/30(b)	Baa1/BBB+	106	106,843
Amgen, Inc., Sr. Unsec. Notes, 5.650%, 03/02/53(b)	Baa1/BBB+	255	252,496
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30(b)	Baa3/BBB-	930	775,700
Royalty Pharma PLC, Co. Gty., 2.150%, 09/02/31(b)	Baa3/BBB-	326	261,712
			1,396,751
BUILDING MATERIALS (1.12%)
Builders FirstSource, Inc., Co. Gty., 6.375%, 03/01/34, 144A(b)	Ba2/BB-	541	535,920
EMRLD Borrower LP, Sr. Sec. Notes, 6.750%, 07/15/31, 144A(b)	NA/BB-	93	94,303
Smyrna Ready Mix Concrete LLC, Sr. Sec. Notes, 6.000%, 11/01/28, 144A(b)	Ba3/BB-	548	535,448
Smyrna Ready Mix Concrete LLC, Sr. Sec. Notes, 8.875%, 11/15/31, 144A(b)	Ba3/BB-	878	931,708
			2,097,379
CHEMICALS (2.57%)
Braskem Netherlands Finance BV, Co. Gty., 4.500%, 01/31/30, 144A(b)	NA/BB+	735	621,115
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BB+	245	181,012
Celanese US Holdings LLC, Co. Gty., 6.700%, 11/15/33(b)	Baa3/BBB-	772	812,763
Orbia Advance Corp. SAB de CV, Co. Gty., 2.875%, 05/11/31, 144A(b)	Baa3/BBB-	371	306,993
Solvay Finance America LLC, Co. Gty., 5.850%, 06/04/34, 144A(b)	Baa1/BBB+	458	459,936
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96(f)	Baa1/BBB	2,000	2,449,481
			4,831,300
COMMERCIAL SERVICES (3.16%)
Adani Ports & Special Economic Zone, Ltd., Sr. Unsec. Notes, 3.375%, 07/24/24, 144A	Baa3/BBB-	1,061	1,059,034
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	524,595
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	187,636
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	A3/A-	1,500	1,701,775
Global Payments, Inc., Sr. Unsec. Notes, 3.200%, 08/15/29(b)	Baa3/BBB-	650	584,357
Global Payments, Inc., Sr. Unsec. Notes, 5.400%, 08/15/32(b)	Baa3/BBB-	178	174,709
Herc Holdings, Inc., Co. Gty., 6.625%, 06/15/29, 144A(b)	Ba3/BB-	760	770,753
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba2/BB	559	517,290
Triton Container International, Ltd., Co. Gty., 3.150%, 06/15/31, 144A(b)	NA/BBB	167	139,203
Williams Scotsman, Inc., Sr. Sec. Notes, 6.625%, 06/15/29, 144A(b)	B2/BB-	279	281,521
			5,940,873
COMPUTERS (0.13%)
Dell International LLC, Co. Gty., 3.450%, 12/15/51(b)	Baa2/BBB	192	130,760
Dell International LLC, Sr. Unsec. Notes, 8.350%, 07/15/46(b)	Baa2/BBB	90	114,289
			245,049
DIVERSIFIED FINANCIAL SERVICES (1.01%)
AerCap Ireland Capital DAC, Co. Gty., 3.300%, 01/30/32(b)	Baa1/BBB+	1,122	965,644
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
Discover Financial Services, Sr. Unsec. Notes, 6.700%, 11/29/32(b)	Baa2/BBB-	$ 474	$ 495,467
LSEGA Financing PLC, Co. Gty., 2.500%, 04/06/31, 144A(b)	A3/A	264	222,963
Macquarie Airfinance Holdings, Ltd., Sr. Unsec. Notes, 6.500%, 03/26/31, 144A(b)	Baa3/BB+	73	75,103
Nasdaq, Inc., Sr. Unsec. Notes, 5.350%, 06/28/28(b)	Baa2/BBB	147	148,417
			1,907,594
ELECTRIC (6.08%)
AES Andes SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	508	500,440
AES Panama Generation Holdings Srl, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	530	460,753
Berkshire Hathaway Energy Co., Sr. Unsec. Notes, 2.850%, 05/15/51(b)	A3/A-	700	429,217
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	840,532
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.900%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	198,980
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	188,096
Duke Energy Corp., Sr. Unsec. Notes, 5.000%, 08/15/52(b)	Baa2/BBB	745	650,384
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba1/BB+	638	621,512
Electricite de France SA, Jr. Sub. Notes, (H15T5Y + 5.411%), 9.125%, 03/15/33, 144A(b),(c),(d)	Ba2/B+	200	217,579
Enel Finance America LLC, Co. Gty., 7.100%, 10/14/27, 144A(b)	Baa1/BBB	200	210,116
Enel Finance International NV, Co. Gty., 7.500%, 10/14/32, 144A(b)	Baa1/BBB	200	221,579
Entergy Corp., Jr. Sub. Notes, (H15T5Y + 2.670%), 7.125%, 12/01/54(b),(c)	Baa3/BBB-	830	822,789
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A	467	373,088
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	1,625,161
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	428,758
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BBB	323	267,433
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/BBB+	500	532,171
New England Power Co., Sr. Unsec. Notes, 5.936%, 11/25/52, 144A(b)	A3/BBB+	356	360,567
Niagara Mohawk Power Corp., Sr. Unsec. Notes, 5.664%, 01/17/54, 144A(b)	Baa1/BBB+	96	92,578
Pacific Gas and Electric Co., 2.100%, 08/01/27(b)	Baa2/BBB	391	353,053
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa2/BBB	617	405,008
Public Service Enterprise Group, Inc., Sr. Unsec. Notes, 6.125%, 10/15/33(b)	Baa2/BBB	184	191,499
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28(b)	Baa3/BBB-	247	220,570
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	742,635
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	463,498
			11,417,996
ENTERTAINMENT (0.20%)
Caesars Entertainment, Inc., Co. Gty., 8.125%, 07/01/27, 144A(b)	B3/B-	188	191,821
Caesars Entertainment, Inc., Sr. Sec. Notes, 7.000%, 02/15/30, 144A(b)	Ba3/BB-	178	181,857
			373,678
ENVIRONMENTAL CONTROL (0.06%)
GFL Environmental, Inc., Sr. Sec. Notes, 6.750%, 01/15/31, 144A(b)	Ba3/BB	114	116,295

FOOD (1.37%)
Bimbo Bakeries USA, Inc., Co. Gty., 6.400%, 01/15/34, 144A(b)	Baa1/BBB+	395	418,092
Bimbo Bakeries USA, Inc., Co. Gty., 5.375%, 01/09/36, 144A(b)	Baa1/BBB+	200	195,189
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa1/BBB+	363	275,068
J M Smucker Co., Sr. Unsec. Notes, 6.500%, 11/15/53(b)	Baa2/BBB	107	115,635
JBS USA Holding Lux Sarl, Co. Gty., 3.625%, 01/15/32(b)	Baa3/BBB-	211	182,187
Kraft Heinz Foods Co., Co. Gty., 5.500%, 06/01/50(b)	Baa2/BBB	346	332,714
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB+	213	177,003
NBM US Holdings, Inc., Co. Gty., 7.000%, 05/14/26, 144A(b)	NA/BB+	885	885,351
			2,581,239
FOREST PRODUCTS & PAPER (0.16%)
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	305,799

GAS (1.14%)
NiSource, Inc., Sr. Unsec. Notes, 5.400%, 06/30/33(b)	Baa2/BBB+	191	188,972
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	996,287
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/A-	1,164	948,861
			2,134,120
HEALTHCARE-PRODUCTS (0.15%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB	329	280,541

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
HEALTHCARE-SERVICES (0.12%)
HCA, Inc., Co. Gty., 5.600%, 04/01/34(b)	Baa3/BBB-	$ 224	$ 223,082

HOLDING COMPANIES-DIVERS (0.31%)
Benteler International AG, Sr. Sec. Notes, 10.500%, 05/15/28, 144A(b)	Ba3/BB-	547	587,453

INSURANCE (6.79%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.165%), 3.200%, 10/30/27, 144A(b),(c),(d)	A3/A	200	163,459
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	A3/A	400	372,558
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.120%), 6.500%, 05/15/57(b),(c),(f)	Baa1/BBB-	2,200	2,209,918
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A(f)	Baa3/BBB+	2,250	2,151,925
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	182,864
Liberty Mutual Group, Inc., Co. Gty., (TSFR3M + 7.382%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,204,138
Lincoln National Corp., Sr. Unsec. Notes, 5.852%, 03/15/34(b)	Baa2/BBB+	429	429,283
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	165,195
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	819,319
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,333,831
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,226,305
Nationwide Mutual Insurance Co., Sub. Notes, 8.250%, 12/01/31, 144A	Baa1/A-	500	559,709
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	Baa1/A-	215	272,819
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	114,704
Pine Street Trust III, Sr. Unsec. Notes, 6.223%, 05/15/54, 144A(b)	Baa1/A-	337	337,737
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,217,498
			12,761,262
INTERNET (0.46%)
Meta Platforms, Inc., Sr. Unsec. Notes, 4.450%, 08/15/52(b)	Aa3/AA-	500	433,199
Prosus NV, Sr. Unsec. Notes, 4.987%, 01/19/52, 144A(b)	Baa3/BBB	540	423,475
			856,674
IRON/STEEL (0.33%)
Cleveland-Cliffs, Inc., Co. Gty., 7.000%, 03/15/32, 144A(b)	Ba3/BB-	278	274,736
Vale Overseas, Ltd., Co. Gty., 6.400%, 06/28/54(b)	Baa3/BBB-	350	345,870
			620,606
LEISURE TIME (0.61%)
NCL Corp., Ltd., Sr. Unsec. Notes, 7.750%, 02/15/29, 144A(b)	Caa1/B	370	384,641
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 6.250%, 03/15/32, 144A(b)	Ba2/BB+	748	754,297
			1,138,938
LODGING (0.80%)
Las Vegas Sands Corp., Sr. Unsec. Notes, 6.200%, 08/15/34(b)	Baa3/BB+	165	165,645
MGM China Holdings, Ltd., Sr. Unsec. Notes, 4.750%, 02/01/27, 144A(b)	B1/B+	200	190,514
Wynn Macau, Ltd., Sr. Unsec. Notes, 5.625%, 08/26/28, 144A(b)	B1/BB-	1,219	1,141,146
			1,497,305
MACHINERY-DIVERSIFIED (0.39%)
AGCO Corp., Co. Gty., 5.800%, 03/21/34(b)	Baa2/BBB-	149	148,670
TK Elevator US Newco, Inc., Sr. Sec. Notes, 5.250%, 07/15/27, 144A(b)	B2/B	600	581,492
			730,162
MEDIA (5.70%)
CCO Holdings LLC, Sr. Unsec. Notes, 4.500%, 05/01/32(b)	B1/BB-	1,017	821,496
Charter Communications Operating LLC, Sr. Sec. Notes, 5.750%, 04/01/48(b)	Ba1/BBB-	389	326,649
Comcast Corp., Co. Gty., 7.050%, 03/15/33(f)	A3/A-	2,000	2,241,306
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	1,500	1,567,524
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	522,565
Fox Corp., Sr. Unsec. Notes, 5.576%, 01/25/49(b)	Baa2/BBB	653	602,419
Paramount Global, Jr. Sub. Notes, (H15T5Y + 3.999%), 6.375%, 03/30/62(b),(c)	Ba1/BB-	600	530,148
Paramount Global, Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa3/BB+	550	450,090
Paramount Global, Sr. Unsec. Notes, 6.875%, 04/30/36	Baa3/BB+	179	167,990
Time Warner Cable Enterprises LLC, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,504,439
Virgin Media Finance PLC, Co. Gty., 5.000%, 07/15/30, 144A(b)	B2/B-	200	164,838
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/A-	1,400	1,816,872
			10,716,336
MINING (0.87%)
Alcoa Nederland Holding BV, Co. Gty., 7.125%, 03/15/31, 144A(b)	Ba1/BB	200	206,012
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
MINING (Continued)
Anglo American Capital PLC, Co. Gty., 5.750%, 04/05/34, 144A(b)	Baa2/BBB-	$ 654	$ 653,979
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	339	296,025
Glencore Funding LLC, Co. Gty., 5.893%, 04/04/54, 144A(b)	Baa1/BBB+	276	266,735
Nexa Resources SA, Co. Gty., 6.750%, 04/09/34, 144A(b)	NA/BBB-	200	203,237
			1,625,988
OIL & GAS (3.34%)
Aker BP ASA, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa2/BBB	426	362,989
BP Capital Markets PLC, Co. Gty., (H15T5Y + 4.036%), 4.375%, 06/22/25(b),(c),(d)	A3/BBB	140	137,247
CITGO Petroleum Corp., Sr. Sec. Notes, 7.000%, 06/15/25, 144A(b)	B3/B+	697	696,804
CITGO Petroleum Corp., Sr. Sec. Notes, 8.375%, 01/15/29, 144A(b)	B3/B+	28	28,863
CVR Energy, Inc., Co. Gty., 5.750%, 02/15/28, 144A(b)	B1/B+	602	558,345
Diamondback Energy, Inc., Co. Gty., 5.400%, 04/18/34(b)	Baa2/BBB-	382	378,663
Endeavor Energy Resources LP, Sr. Unsec. Notes, 5.750%, 01/30/28, 144A(b)	Ba2+/BB+	473	477,434
Eni SpA, Sr. Unsec. Notes, 5.950%, 05/15/54, 144A(b)	Baa1/A-	289	285,351
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,238,032
Occidental Petroleum Corp., Sr. Unsec. Notes, 6.450%, 09/15/36	Baa3/BB+	635	663,638
Petroleos del Peru SA, Sr. Unsec. Notes, 4.750%, 06/19/32, 144A	NA/B-	513	382,367
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	A1/NA	853	718,103
TotalEnergies Capital SA, Co. Gty., 5.488%, 04/05/54(b)	A1/A+	348	344,876
			6,272,712
PACKAGING & CONTAINERS (0.36%)
Ardagh Metal Packaging Finance USA LLC, Sr. Unsec. Notes, 4.000%, 09/01/29, 144A(b)	Caa1/CCC+	200	169,266
Sealed Air Corp., Co. Gty., 6.500%, 07/15/32, 144A(b)	Ba2/BB+	301	299,676
Smurfit Kappa Treasury ULC, Co. Gty., 5.438%, 04/03/34, 144A(b)	Baa3+/BBB-	212	210,082
			679,024
PHARMACEUTICALS (2.43%)
Bayer US Finance LLC, Co. Gty., 6.500%, 11/21/33, 144A(b)	Baa2/BBB	227	232,670
Bristol-Myers Squibb Co., Sr. Unsec. Notes, 5.550%, 02/22/54(b)	A2/A	821	813,780
CVS Health Corp., Sr. Unsec. Notes, 6.000%, 06/01/44(b)	Baa2/BBB	431	423,949
CVS Health Corp., Sr. Unsec. Notes, 5.875%, 06/01/53(b)	Baa2/BBB	151	145,281
CVS Health Corp., Sr. Unsec. Notes, 6.050%, 06/01/54(b)	Baa2/BBB	485	477,985
Endo Finance Holdings, Inc., Sr. Sec. Notes, 8.500%, 04/15/31, 144A(b)	B2/B+	103	106,283
Organon & Co, Sr. Sec. Notes, 4.125%, 04/30/28, 144A(b)	Ba1/BB	200	185,749
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.300%, 07/05/34(b)	Baa1/BBB+	1,737	1,728,252
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa1/BBB+	684	455,928
			4,569,877
PIPELINES (8.83%)
Antero Midstream Partners LP, Co. Gty., 6.625%, 02/01/32, 144A(b)	Ba3/BB+	370	373,321
Cheniere Energy Partners LP, Co. Gty., 3.250%, 01/31/32(b)	Baa2/BBB-	91	77,659
Cheniere Energy Partners LP, Co. Gty., 5.950%, 06/30/33(b)	Baa2/BBB-	92	93,280
Columbia Pipelines Operating Co. LLC, Sr. Unsec. Notes, 6.544%, 11/15/53, 144A(b)	Baa1/NA	155	164,112
DT Midstream, Inc., Sr. Sec. Notes, 4.300%, 04/15/32, 144A(b)	Baa2/BBB-	432	390,776
EIG Pearl Holdings Sarl, Sr. Sec. Notes, 4.387%, 11/30/46, 144A	A1/NA	700	553,127
Enbridge, Inc., Co. Gty., 6.700%, 11/15/53(b)	Baa2/BBB+	227	249,227
Enbridge, Inc., Jr. Sub. Notes, (H15T5Y + 3.122%), 7.375%, 03/15/55(b),(c)	Baa3/BBB-	577	578,996
Enbridge, Inc., Sub. Notes, (TSFR3M + 4.152%), 6.000%, 01/15/77(b),(c)	Ba1/BBB-	750	728,220
Energy Transfer LP, Jr. Sub. Notes, (H15T5Y + 5.306%), 7.125%, 05/15/30(b),(c),(d)	Ba1/BB+	160	158,456
Energy Transfer LP, Sr. Unsec. Notes, 3.750%, 05/15/30(b)	Baa2/BBB	398	366,386
Energy Transfer LP, Sr. Unsec. Notes, 5.950%, 05/15/54(b)	Baa2/BBB	145	141,355
Enterprise Products Operating LLC, Co. Gty., (TSFR3M + 2.832%), 5.375%, 02/15/78(b),(c)	Baa1/BBB	342	319,003
EQM Midstream Partners LP, Sr. Unsec. Notes, 6.375%, 04/01/29, 144A(b)	Ba3+/BB-	168	169,694
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.190%, 11/01/24, 144A	Baa2/BBB+	10	10,032
Genesis Energy LP, Co. Gty., 7.875%, 05/15/32(b)	B3/B	95	95,838
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	1,080,219
Global Partners LP, Co. Gty., 6.875%, 01/15/29(b)	B2/B+	173	171,383
Global Partners LP, Co. Gty., 8.250%, 01/15/32, 144A(b)	B2/B+	643	660,969
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 8.875%, 07/15/28, 144A(b)	B2/B+	203	214,815
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 7.375%, 07/15/32, 144A(b)	B2/B+	71	72,273
Kinder Morgan, Inc., Co. Gty., 8.050%, 10/15/30	Baa2/BBB	1,000	1,126,651
Kinder Morgan, Inc., Co. Gty., 5.550%, 06/01/45(b)	Baa2/BBB	1,755	1,643,536
MPLX LP, Sr. Unsec. Notes, 5.500%, 02/15/49(b)	Baa2/BBB	694	642,113
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	463,387
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	1,017,822
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
PIPELINES (Continued)
ONEOK, Inc., Co. Gty., 6.100%, 11/15/32(b)	Baa2/BBB	$ 177	$ 183,207
ONEOK, Inc., Co. Gty., 6.625%, 09/01/53(b)	Baa2/BBB	548	587,759
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa2/BBB	1,000	1,014,621
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Baa3/BBB	1,177	1,170,280
TransCanada PipeLines, Ltd., Sr. Unsec. Notes, 4.625%, 03/01/34(b)	Baa2/BBB+	765	718,480
TransCanada PipeLines, Ltd., Sr. Unsec. Notes, 4.875%, 05/15/48(b)	Baa2/BBB+	59	52,086
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.950%, 05/15/50(b)	Baa1/BBB	384	292,484
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	1,008,166
			16,589,733
REITS (3.25%)
Agree LP, Co. Gty., 5.625%, 06/15/34(b)	Baa1/BBB	85	84,311
American Homes 4 Rent LP, Sr. Unsec. Notes, 5.500%, 02/01/34(b)	Baa2/BBB	947	932,822
Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.850%, 02/01/25(b)	Baa3/BBB	161	159,246
EPR Properties, Sr. Unsec. Notes, 3.600%, 11/15/31(b)	Baa3/BBB-	533	445,134
Extra Space Storage LP, Co. Gty., 5.700%, 04/01/28(b)	Baa2/BBB+	129	130,505
Kite Realty Group LP, Sr. Unsec. Notes, 4.000%, 10/01/26(b)	Baa2/BBB	129	124,667
Kite Realty Group LP, Sr. Unsec. Notes, 5.500%, 03/01/34(b)	Baa2/BBB	44	43,104
Park Intermediate Holdings LLC, Co. Gty., 7.000%, 02/01/30, 144A(b)	B1/BB	313	316,706
Phillips Edison Grocery Center Operating Partnership I LP, Co. Gty., 5.750%, 07/15/34(b)	Baa3/BBB-	96	94,985
Prologis Targeted US Logistics Fund LP, Co. Gty., 5.500%, 04/01/34, 144A(b)	A3/A-	343	343,912
Rexford Industrial Realty LP, Co. Gty., 2.150%, 09/01/31(b)	Baa2/BBB+	360	287,639
SBA Tower Trust, 2.593%, 10/15/31, 144A(b)	A2/NA	454	371,150
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	2,007	1,934,784
Simon Property Group LP, Sr. Unsec. Notes, 5.850%, 03/08/53(b)	A3/A-	271	270,881
Vornado Realty LP, Sr. Unsec. Notes, 2.150%, 06/01/26(b)	Ba1/BBB-	620	571,647
			6,111,493
RETAIL (0.53%)
Home Depot, Inc., Sr. Unsec. Notes, 5.300%, 06/25/54(b)	A2/A	369	362,078
Macy's Retail Holdings LLC, Co. Gty., 5.875%, 03/15/30, 144A(b)	Ba2/BB+	159	152,554
Murphy Oil USA, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba2/BB+	119	104,858
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	451	373,024
			992,514
SEMICONDUCTORS (1.41%)
Broadcom, Inc., Co. Gty., 3.750%, 02/15/51, 144A(b)	Baa3/BBB	166	124,262
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa3/BBB	1,655	1,414,120
Broadcom, Inc., Sr. Unsec. Notes, 3.187%, 11/15/36, 144A(b)	Baa3/BBB	1,109	879,710
Intel Corp., Sr. Unsec. Notes, 5.200%, 02/10/33(b)	A3/A-	92	92,034
Micron Technology, Inc., Sr. Unsec. Notes, 2.703%, 04/15/32(b)	Baa3/BBB-	164	136,097
			2,646,223
SOFTWARE (1.12%)
Fiserv, Inc., Sr. Unsec. Notes, 5.600%, 03/02/33(b)	Baa2/BBB	121	122,226
Oracle Corp., Sr. Unsec. Notes, 3.650%, 03/25/41(b)	Baa2/BBB	1,745	1,340,282
VMware LLC, Sr. Unsec. Notes, 2.200%, 08/15/31(b)	WR/BBB	788	641,436
			2,103,944
TELECOMMUNICATIONS (2.98%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	515	475,404
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	369,035
AT&T, Inc., Sr. Unsec. Notes, 3.550%, 09/15/55(b)	Baa2/BBB	2,195	1,488,451
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(f),(g)	Baa1/BBB+	2,000	2,332,756
Frontier Communications Holdings LLC, Sr. Sec. Notes, 5.000%, 05/01/28, 144A(b)	B3/B	255	240,185
Iliad Holding SASU, Sr. Sec. Notes, 8.500%, 04/15/31, 144A(b)	B2/B+	200	202,505
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	487,845
			5,596,181
TRANSPORTATION (0.33%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.350%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	249,896
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	A3/A-	503	371,686
			621,582
TOTAL CORPORATE DEBT SECURITIES (Cost of $158,636,065)			153,067,017

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
ASSET-BACKED SECURITIES (13.41%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 08/15/46, 144A(b)	NA/A-	$ 904	$ 832,604
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.300%, 06/21/28, 144A(b)	Aaa/NA	56	56,006
Antares CLO, Ltd., Series 2017-1A, Class CR, (TSFR3M + 2.962%), 8.286%, 04/20/33, 144A(b),(e)	NA/A	1,092	1,103,045
Apidos CLO XXXIX, Ltd., Series 2022-39A, Class A1, (TSFR3M + 1.300%), 6.625%, 04/21/35, 144A(b),(e)	Aaa/AA+	950	953,254
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/28, 144A(b)	Aaa/NA	127	127,552
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 08/20/26, 144A(b)	Aaa/NA	255	246,952
Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	273	243,350
BlackRock Shasta CLO XIII LLC, Series 2024-1A, Class A1, (TSFR3M + 1.850%), 7.150%, 07/15/36, 144A(b),(e)	NA/AAA	740	741,141
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A1, (TSFR3M + 1.780%), 7.109%, 04/15/34, 144A(b),(e)	Aaa/NA	1,500	1,500,679
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/A+	612	579,586
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.160%, 10/15/35, 144A(b)	Aaa/NA	127	127,244
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.900%, 03/15/27(b)	Aaa/NA	428	430,217
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/51, 144A(b)	NA/NA	583	528,719
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51, 144A(b)	NA/BBB	593	544,311
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	537	476,615
Eaton Vance CLO, Ltd., Series 2020-1A, Class AR, (TSFR3M + 1.432%), 6.760%, 10/15/34, 144A(b),(e)	NA/AAA	1,500	1,505,637
EnFin Residential Solar Receivables Trust, Series 2024-1A, Class A, 6.650%, 02/20/55, 144A(b)	NA/NA	211	212,344
Flexential Issuer, Series 2021-1A, Class A2, 3.250%, 11/27/51, 144A(b)	NA/NA	555	510,561
Ford Credit Auto Owner Trust, Series 2022-C, Class B, 5.030%, 02/15/28(b)	Aaa/AA+	565	562,301
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.870%, 08/15/36, 144A(b),(h)	NA/AAA	255	253,002
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, (TSFR3M + 1.812%), 7.140%, 10/15/33, 144A(b),(e)	NA/AAA	600	601,056
Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, (TSFR3M + 1.370%), 6.699%, 01/15/30, 144A(b),(e)	NA/AAA	95	94,901
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class C, (TSFR3M + 2.362%), 7.698%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,239,128
Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 01/25/38, 144A(b)	Aaa/AAA	76	76,291
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 02/28/51, 144A(b)	NA/A	173	154,646
IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class BR, (TSFR3M + 3.162%), 8.486%, 07/20/33, 144A(b),(e)	NA/A-	866	863,976
Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/32, 144A(b),(i)	NA/NA	0	397
MCF CLO IX, Ltd., Series 2019-1A, Class A1RR, (TSFR3M + 2.000%), 7.292%, 04/17/36, 144A(b),(e)	NA/AAA	550	553,359
MF1, Ltd., Series 2021-FL7, Class AS, (TSFR1M + 1.564%), 6.896%, 10/16/36, 144A(b),(e)	NA/NA	922	906,470
MF1, Ltd., Series 2022-FL8, Class C, (TSFR1M + 2.200%), 7.539%, 02/19/37, 144A(b),(e)	NA/NA	448	432,639
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	78	68,805
Neuberger Berman Loan Advisers CLO 47, Ltd., Series 2022-47A, Class A, (TSFR3M + 1.300%), 6.629%, 04/14/35, 144A(b),(e)	Aaa/NA	937	937,352
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61, 144A(b)	NA/A	1,063	947,146
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, (TSFR1M + 3.115%), 8.460%, 03/25/26, 144A(b),(e)	NA/NA	566	571,738
Purewest Funding LLC, Series 2021-1, Class A1, 4.091%, 12/22/36, 144A(b)	NA/NA	115	111,475
RCKT Mortgage Trust, Series 2024-CES2, Class A2, 6.389%, 04/25/44, 144A(b),(e)	NA/NA	148	147,450
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.740%, 10/16/28(b)	Aaa/AA+	352	348,141
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2A, 5.890%, 03/22/27, 144A(b)	Aaa/AAA	115	114,895
Slam, Ltd., Series 2021-1A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,093	977,849
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (TSFR1M + 0.864%), 6.193%, 10/15/35, 144A(b),(e)	Aaa/AAA	144	144,128
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.130%, 09/21/26, 144A(b)	Aaa/NA	449	451,462
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	755	668,147
TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A+	401	348,580
TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 04/20/49, 144A(b)	NA/AA	414	412,214
United States Small Business Administration, Series 2010-20F, Class 1, 3.880%, 06/01/30	Aaa/AA+	26	25,248
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/43, 144A(b),(h)	NA/A	963	927,188
Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	602	534,680
TOTAL ASSET-BACKED SECURITIES (Cost of $26,021,085)			25,194,481

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.93%)
BXHPP Trust, Series 2021-FILM, Class C, (TSFR1M + 1.214%), 6.543%, 08/15/36, 144A(e)	NA/NA	167	157,197
COLT Mortgage Loan Trust, Series 2023-3, Class A2, 7.432%, 09/25/68, 144A(b),(h)	NA/NA	241	243,305
Cross Mortgage Trust, Series 2024-H2, Class A2, 6.417%, 04/25/69, 144A(b),(h)	NA/NA	310	309,957
JP Morgan Mortgage Trust, Series 2024-CES1, Class A2, 6.148%, 06/25/54, 144A(b),(h)	NA/NA	195	194,237
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/58, 144A(b),(e)	NA/NA	145	132,949
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class A1, 2.277%, 04/25/61, 144A(b),(e)	NA/NA	833	711,974
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $1,891,365)			1,749,619

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.10%)
FHLMC Pool #A15675, 6.000%, 11/01/33	Aaa/AA+	27	27,285
FNMA Pool #754791, 6.500%, 12/01/33	Aaa/AA+	104	108,207
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FNMA Pool #763852, 5.500%, 02/01/34	Aaa/AA+	$ 47	$ 47,147
GNSF Pool #417239, 7.000%, 02/15/26	Aaa/AA+	1	532
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $172,042)			183,171

MUNICIPAL BONDS (1.19%)
City of San Francisco CA Public Utilities Commission Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	145	150,116
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	1,778,590
University of Michigan, 3.599%, 04/01/47	Aaa/AAA	365	308,019
TOTAL MUNICIPAL BONDS (Cost of $2,039,791)			2,236,725

U.S. TREASURY OBLIGATIONS (0.06%)
United States Treasury Notes, 4.625%, 04/30/29	Aaa/AA+	108	109,308

GOVERNMENT BONDS (1.27%)
Colombia Government International Bond, Sr. Unsec. Notes, 8.750%, 11/14/53(b)	Baa2/BB+	335	352,653
Hungary Government International Bond, Sr. Unsec. Notes, 6.750%, 09/25/52, 144A	Baa2/BBB-	200	213,587
Israel Government International Bond, Sr. Unsec. Notes, 5.750%, 03/12/54	A2/A+	1,208	1,087,683
Panama Government International Bond, Sr. Unsec. Notes, 7.500%, 03/01/31(b)	Baa3/BBB	400	417,105
Republic of Poland Government International Bond, Sr. Unsec. Notes, 5.500%, 03/18/54(b)	A2/A-	328	318,529
TOTAL GOVERNMENT BONDS (Cost of $2,433,921)			2,389,557
TOTAL INVESTMENTS (98.43%) (Cost of $191,303,174)			184,929,878
OTHER ASSETS AND LIABILITIES (1.57%)			2,942,631
NET ASSETS (100.00%)			$187,872,509
At June 30, 2024, the Fund had the following open futures contracts:
Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	09/24	103	$10,906,715	$10,977,547	$70,832
U.S. Treasury 10-Year Notes	09/24	40	4,365,924	4,399,375	33,451
U.S. Treasury Long Bonds	09/24	83	9,679,875	9,819,938	140,063
U.S. Treasury Ultra Bonds	09/24	52	6,478,447	6,517,875	39,428
					283,774
Short Futures Outstanding
U.S. Treasury Ultra 10-Year Notes	09/24	10	(1,127,676)	(1,135,313)	(7,637)
Net unrealized appreciation on open futures contracts					$276,137

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2024 and may have changed subsequently.
(b)	This security is callable.
(c)	Fixed to floating rate security. Fixed rate indicated is rate effective at June 30, 2024. Security will convert at a future date to a floating rate of reference rate and spread in the description above.
(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at June 30, 2024.
(f)	Security position is either entirely or partially held in a segregated account as collateral for line of credit.
(g)	Multi-Step Coupon. Rate disclosed is as of June 30, 2024.
(h)	Denotes a step-up bond. The rate indicated is the current coupon as of June 30, 2024.
(i)	Principal amount less than $1,000.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2024, these securities amounted to $78,357,309 or 41.71% of net assets.
Legend
Certs. – Certificates
CLO – Collateralized Loan Obligation
Co. Gty. – Company Guaranty
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNSF – Government National Mortgage Association (Single Family)
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
GO – Government Obligation
H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
Jr. – Junior
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
Ltd. – Limited
NA – Not Available
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Sec. – Secured
SOFRINDX – Secured Overnight Financing Rate Index
SOFRRATE – Secured Overnight Financing Rate
Sr. – Senior
Sub. – Subordinated
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – 3-month Term Secured Overnight Financing Rate
Unsec. – Unsecured
The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
June 30, 2024
(unaudited)
A. Security Valuation – In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services which are unaffiliated with Insight North America LLC (‘‘INA’’ or the ‘‘Adviser’’) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.
In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when-issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2024, there were no securities valued using fair value procedures.
Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•     Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•     Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•     Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2024.
Assets:	Total Market Value at 06/30/24	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LONG-TERM INVESTMENTS
CORPORATE DEBT SECURITIES	$153,067,017	$—	$153,067,017	$—
MUNICIPAL BONDS	2,236,725	—	2,236,725	—
ASSET-BACKED SECURITIES	25,194,481	—	25,194,481	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	183,171	—	183,171	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	1,749,619	—	1,749,619	—

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
June 30, 2024 (concluded)
(unaudited)
Assets:	Total Market Value at 06/30/24	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
GOVERNMENT BONDS	$2,389,557	$—	$2,389,557	$—
U.S. TREASURY OBLIGATIONS	109,308	—	109,308	—
DERIVATIVES
LONG FUTURES	283,774	283,774	—	—
TOTAL ASSETS	$185,213,652	$283,774	$184,929,878	$—
Liabilities:
FUTURES CONTRACTS	$7,637	$7,637	$—	$—
At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2024, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.
Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2024, the Fund did not hold any Level 3 securities.
For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.